T. ROWE PRICE Retirement I 2040 Fund - I Class
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 8 .4%
T. Rowe Price Funds:
New Income Fund  304,139 45,018 45,476 31,310,240 308,093
U.S. Treasury Long-Term Index
Fund  89,672 17,140 2,054 9,420,805 111,260
International Bond Fund (USD
Hedged)  101,488 14,491 9,691 10,464,512 106,738
Dynamic Global Bond Fund  70,218 5,039 1,886 7,249,653 71,192
Limited Duration Inflation
Focused Bond Fund  86,162 4,503 22,726 12,568,136 68,873
High Yield Fund  39,222 8,237 1,262 6,926,630 46,547
Emerging Markets Bond Fund  31,644 1,993 8,722 2,203,456 25,207
Floating Rate Fund  21,594 930 22,384 42,006 401
Total Bond Mutual Funds (Cost $ 729,188 ) 738,311
EQUITY MUTUAL FUNDS 89 .9%
T. Rowe Price Funds:
Value Fund  1,591,391 94,763 50,770 33,002,501 1,699,959
Growth Stock Fund (2) 1,400,052 67,075 29,659 13,589,691 1,602,768
Equity Index 500 Fund  719,188 84,338 16,168 7,008,396 838,835
International Value Equity Fund  605,984 44,099 15,280 38,858,693 626,791
Overseas Stock Fund  580,482 34,523 14,005 44,315,224 599,142
International Stock Fund  546,244 31,910 12,855 24,862,815 565,629
Mid-Cap Growth Fund  287,360 2,268 6,048 2,332,566 304,306
Mid-Cap Value Fund  324,115 13,444 22,272 8,610,746 299,740
Emerging Markets Stock Fund  303,761 17,611 26,267 5,162,355 278,561
Small-Cap Stock Fund  209,613 5,333 4,394 2,938,341 219,230
Real Assets Fund  203,629 12,049 4,824 14,210,243 210,880
Small-Cap Value Fund  195,532 9,976 4,394 3,209,449 206,047
New Horizons Fund (2) 163,345 1,215 3,015 1,906,324 186,152
Emerging Markets Discovery
Stock Fund  115,146 49,995 1,963 9,945,148 160,415
U.S. Large-Cap Core Fund  109,336 7,857 2,857 3,277,492 122,054
Total Equity Mutual Funds (Cost $ 5,699,222 ) 7,920,509
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund (2) 793 500 500 8,174 793
Total Other Mutual Funds (Cost $ 793 ) 793

T. ROWE PRICE Retirement I 2040 Fund - I Class

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1 .7%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (3) 82,613 134,714 66,498 150,829,394 150,829
Total Short-Term Investments (Cost $ 150,829 ) 150,829
Total Investments in Securities 100.0%
(Cost $6,580,032) $ 8,810,442
Other Assets Less Liabilities 0.0% 778
Net Assets 100.0% $ 8,811,220
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2040 Fund - I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 336 Russell 2000 E-Mini Index contracts 9/21 (38,156) $ 796
Short, 163 S&P 500 E-Mini Index contracts 9/21 (36,842) (1,635)
Net payments (receipts) of variation margin to date 800
Variation margin receivable (payable) on open futures contracts $ (39)

T. ROWE PRICE Retirement I 2040 Fund - I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 71 $ (2,179) $ 640
Emerging Markets Bond Fund  (52) 292 395
Emerging Markets Discovery Stock Fund  542 (2,763) —
Emerging Markets Stock Fund  603 (16,544) —
Equity Index 500 Fund  4,674 51,477 2,595
Floating Rate Fund  (305) 261 163
Growth Stock Fund  9,686 165,300 —
High Yield Fund  24 350 572
International Bond Fund (USD Hedged)  89 450 533
International Stock Fund  2,165 330 —
International Value Equity Fund  1,697 (8,012) —
Limited Duration Inflation Focused Bond Fund  184 934 —
Mid-Cap Growth Fund  1,752 20,726 —
Mid-Cap Value Fund  1,994 (15,547) —
New Horizons Fund  1,164 24,607 —
New Income Fund  200 4,412 1,536
Overseas Stock Fund  2,232 (1,858) —
Real Assets Fund  697 26 —
Small-Cap Stock Fund  1,130 8,678 —
Small-Cap Value Fund  898 4,933 —
Transition Fund  — — —
U.S. Large-Cap Core Fund  557 7,718 —
U.S. Treasury Long-Term Index Fund  (35) 6,502 508
Value Fund  7,731 64,575 —
U.S. Treasury Money Fund, 0.06% — — 18
Totals $ 37,698 # $ 314,668 $ 6,960 +
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $6,960 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2040 Fund - I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2040 Fund - I Class  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2040 Fund - I Class

Level 2 –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
R417-054Q1 08/21